Note 17 - Income Taxes (Details) - Income Tax Expense (Recovery) Incurred by Jurisdictions (USD $) In Thousands, unless otherwise specified	12 Months Ended			24 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Current income tax expense
Income tax expense (recovery) jurisdiction	$ 1,768	$ 2,078	$ 1,438
Deferred income tax expense (recovery)
Income tax expense (recovery) jurisdiction	2,353	(853)	1,926	25,142
	4,121	1,225	3,364
Canada [Member]
Current income tax expense
Income tax expense (recovery) jurisdiction	61	478	605
Deferred income tax expense (recovery)
Income tax expense (recovery) jurisdiction	3,827	5,177	4,230
United States [Member]
Current income tax expense
Income tax expense (recovery) jurisdiction	605	446	295
Deferred income tax expense (recovery)
Income tax expense (recovery) jurisdiction	2,804	(833)	(2,515)
Other Countries [Member]
Current income tax expense
Income tax expense (recovery) jurisdiction	1,102	1,154	538
Deferred income tax expense (recovery)
Income tax expense (recovery) jurisdiction	$ (4,278)	$ (5,197)	$ 211